Annual Total Returns - Fidelity® Export and Multinational Fund [BarChart] - 08.31 Fidelity Export and Multinational Fund K PRO-08 - Fidelity® Export and Multinational Fund - Fidelity Export and Multinational Fund-Class K
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	12.09%
Annual Return 2011	(3.47%)
Annual Return 2012	16.20%
Annual Return 2013	26.30%
Annual Return 2014	9.68%
Annual Return 2015	0.96%
Annual Return 2016	10.12%
Annual Return 2017	21.07%
Annual Return 2018	(7.12%)
Annual Return 2019	28.01%